Shareholder Report, Holdings (Details)	Jun. 30, 2025
Invesco Oppenheimer V.I. International Growth Fund - Series I | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Universal Music Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Universal Music Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Sartorius Stedim Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. American Franchise Fund - Series I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[1]
Invesco V.I. American Franchise Fund - Series I | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
Invesco V.I. American Franchise Fund - Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. American Franchise Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%	[1]
Invesco V.I. American Franchise Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%	[1]
Invesco V.I. American Franchise Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[1]
Invesco V.I. American Franchise Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[1]
Invesco V.I. American Franchise Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[1]
Invesco V.I. American Franchise Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%	[1]
Invesco V.I. American Franchise Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[1]
Invesco V.I. American Franchise Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Franchise Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Invesco V.I. American Franchise Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Invesco V.I. American Franchise Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. American Franchise Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco V.I. American Franchise Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. American Franchise Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. American Franchise Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. American Franchise Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Invesco V.I. American Franchise Fund - Series II | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[1]
Invesco V.I. American Franchise Fund - Series II | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[1]
Invesco V.I. American Franchise Fund - Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. American Franchise Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%	[1]
Invesco V.I. American Franchise Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%	[1]
Invesco V.I. American Franchise Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[1]
Invesco V.I. American Franchise Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[1]
Invesco V.I. American Franchise Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[1]
Invesco V.I. American Franchise Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%	[1]
Invesco V.I. American Franchise Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[1]
Invesco V.I. American Franchise Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Franchise Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Invesco V.I. American Franchise Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Invesco V.I. American Franchise Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. American Franchise Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco V.I. American Franchise Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. American Franchise Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. American Franchise Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. American Franchise Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Invesco V.I. American Value Fund - Series I | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. American Value Fund - Series I | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. American Value Fund - Series I | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
Invesco V.I. American Value Fund - Series I | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. American Value Fund - Series I | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. American Value Fund - Series I | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
Invesco V.I. American Value Fund - Series I | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[1]
Invesco V.I. American Value Fund - Series I | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. American Value Fund - Series I | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. American Value Fund - Series I | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. American Value Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Value Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Invesco V.I. American Value Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco V.I. American Value Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco V.I. American Value Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. American Value Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco V.I. American Value Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. American Value Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. American Value Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. American Value Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. American Value Fund - Series II | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. American Value Fund - Series II | AppLovin Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. American Value Fund - Series II | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[1]
Invesco V.I. American Value Fund - Series II | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. American Value Fund - Series II | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. American Value Fund - Series II | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
Invesco V.I. American Value Fund - Series II | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[1]
Invesco V.I. American Value Fund - Series II | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. American Value Fund - Series II | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. American Value Fund - Series II | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. American Value Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. American Value Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Invesco V.I. American Value Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco V.I. American Value Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco V.I. American Value Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. American Value Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Invesco V.I. American Value Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. American Value Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. American Value Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. American Value Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	134.77%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.94%	[2]
Percent of Total Long Exposure	54.79%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%	[2]
Percent of Total Long Exposure	59.00%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.73%	[2]
Percent of Total Long Exposure	20.98%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Balanced-Risk Allocation Fund - Series II
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	134.77%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.94%	[2]
Percent of Total Long Exposure	54.79%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.33%	[2]
Percent of Total Long Exposure	59.00%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.73%	[2]
Percent of Total Long Exposure	20.98%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Invesco V.I. Balanced-Risk Allocation Fund - Series II | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Balanced-Risk Allocation Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Comstock Fund - Series I | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Comstock Fund - Series I | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Comstock Fund - Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Comstock Fund - Series I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Comstock Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco V.I. Comstock Fund - Series I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Comstock Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. Comstock Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Comstock Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Comstock Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Comstock Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Comstock Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco V.I. Comstock Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco V.I. Comstock Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Comstock Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Comstock Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. Comstock Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco V.I. Comstock Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Comstock Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Comstock Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Comstock Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Comstock Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Comstock Fund - Series II | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Comstock Fund - Series II | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Comstock Fund - Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Comstock Fund - Series II | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[1]
Invesco V.I. Comstock Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[1]
Invesco V.I. Comstock Fund - Series II | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Comstock Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[1]
Invesco V.I. Comstock Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Comstock Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
Invesco V.I. Comstock Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Comstock Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Comstock Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Invesco V.I. Comstock Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Invesco V.I. Comstock Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Comstock Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Comstock Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. Comstock Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco V.I. Comstock Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Comstock Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Comstock Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Comstock Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Comstock Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Core Equity Fund - Series I | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[1]
Invesco V.I. Core Equity Fund - Series I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[1]
Invesco V.I. Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[1]
Invesco V.I. Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Core Equity Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
Invesco V.I. Core Equity Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[1]
Invesco V.I. Core Equity Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Core Equity Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[1]
Invesco V.I. Core Equity Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. Core Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco V.I. Core Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco V.I. Core Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Invesco V.I. Core Equity Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Invesco V.I. Core Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Core Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Core Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Core Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Core Equity Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Core Equity Fund - Series II | Procter & Gamble Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[1]
Invesco V.I. Core Equity Fund - Series II | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[1]
Invesco V.I. Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[1]
Invesco V.I. Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[1]
Invesco V.I. Core Equity Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
Invesco V.I. Core Equity Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[1]
Invesco V.I. Core Equity Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Core Equity Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[1]
Invesco V.I. Core Equity Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. Core Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Invesco V.I. Core Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Invesco V.I. Core Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Invesco V.I. Core Equity Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Invesco V.I. Core Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Core Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Core Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Core Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Core Equity Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 4.25%, 05/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Bonds, 4.63%, 02/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Bonds, 5.00%, 05/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 5.00, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Invesco V.I. Core Plus Bond Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Invesco V.I. Core Plus Bond Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Invesco V.I. Core Plus Bond Fund - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 4.25%, 05/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Bonds, 4.63%, 02/15/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Bonds, 5.00%, 05/15/2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 5.00, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	36.30%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Invesco V.I. Core Plus Bond Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
Invesco V.I. Core Plus Bond Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Invesco V.I. Core Plus Bond Fund - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Invesco V.I. Discovery Large Cap Fund - Series I | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Discovery Large Cap Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Discovery Large Cap Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Invesco V.I. Discovery Large Cap Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Discovery Large Cap Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Discovery Large Cap Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Invesco V.I. Discovery Large Cap Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Discovery Large Cap Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Discovery Large Cap Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Discovery Large Cap Fund - Series II | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.17%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Discovery Large Cap Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Discovery Large Cap Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Invesco V.I. Discovery Large Cap Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Discovery Large Cap Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Discovery Large Cap Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Invesco V.I. Discovery Large Cap Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Discovery Large Cap Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Discovery Large Cap Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Palantir Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Tradeweb Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Palantir Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | CyberArk Software Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Tradeweb Markets, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Diversified Dividend Fund - Series I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Diversified Dividend Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. Diversified Dividend Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Invesco V.I. Diversified Dividend Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Diversified Dividend Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Diversified Dividend Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Diversified Dividend Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Diversified Dividend Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Diversified Dividend Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Diversified Dividend Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Diversified Dividend Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Diversified Dividend Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Diversified Dividend Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Diversified Dividend Fund - Series II | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Diversified Dividend Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. Diversified Dividend Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Invesco V.I. Diversified Dividend Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Diversified Dividend Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Diversified Dividend Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Diversified Dividend Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Diversified Dividend Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Invesco V.I. Diversified Dividend Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Invesco V.I. Diversified Dividend Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Diversified Dividend Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Diversified Dividend Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Diversified Dividend Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Coinbase Global, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Estee Lauder Cos., Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Coinbase Global, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Carnival Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Estee Lauder Cos., Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 3.88%, 06/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 4.00%, 06/30/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco V.I. Equity and Income Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco V.I. Equity and Income Fund - Series I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[1]
Invesco V.I. Equity and Income Fund - Series I | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Equity and Income Fund - Series I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
Invesco V.I. Equity and Income Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Equity and Income Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco V.I. Equity and Income Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[1]
Invesco V.I. Equity and Income Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Equity and Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Invesco V.I. Equity and Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. Equity and Income Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Equity and Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 3.75%, 06/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 3.88%, 06/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 4.00%, 06/30/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco V.I. Equity and Income Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco V.I. Equity and Income Fund - Series II | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[1]
Invesco V.I. Equity and Income Fund - Series II | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Equity and Income Fund - Series II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
Invesco V.I. Equity and Income Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Equity and Income Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco V.I. Equity and Income Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[1]
Invesco V.I. Equity and Income Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Equity and Income Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Invesco V.I. Equity and Income Fund - Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. Equity and Income Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Invesco V.I. Equity and Income Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. EQV International Equity Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Invesco V.I. EQV International Equity Fund - Series I | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. EQV International Equity Fund - Series I | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. EQV International Equity Fund - Series I | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco V.I. EQV International Equity Fund - Series I | FinecoBank Banca Fineco S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. EQV International Equity Fund - Series I | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Techtronic Industries Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco V.I. EQV International Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. EQV International Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. EQV International Equity Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Invesco V.I. EQV International Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. EQV International Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. EQV International Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco V.I. EQV International Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. EQV International Equity Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Invesco V.I. EQV International Equity Fund - Series II | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. EQV International Equity Fund - Series II | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. EQV International Equity Fund - Series II | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
Invesco V.I. EQV International Equity Fund - Series II | FinecoBank Banca Fineco S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Keyence Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Sony Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. EQV International Equity Fund - Series II | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Techtronic Industries Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Invesco V.I. EQV International Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. EQV International Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. EQV International Equity Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Invesco V.I. EQV International Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. EQV International Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. EQV International Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco V.I. EQV International Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Global Core Equity Fund - Series I | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[1]
Invesco V.I. Global Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco V.I. Global Core Equity Fund - Series I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Global Core Equity Fund - Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Core Equity Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Global Core Equity Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Global Core Equity Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Invesco V.I. Global Core Equity Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Global Core Equity Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Global Core Equity Fund - Series I | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Global Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Core Equity Fund - Series II | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Constellation Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Canadian Pacific Kansas City Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.93%	[1]
Invesco V.I. Global Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco V.I. Global Core Equity Fund - Series II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Global Core Equity Fund - Series II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Core Equity Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Global Core Equity Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Global Core Equity Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.10%
Invesco V.I. Global Core Equity Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Global Core Equity Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Global Core Equity Fund - Series II | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Global Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Fund - Series I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[1]
Invesco V.I. Global Fund - Series I | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[1]
Invesco V.I. Global Fund - Series I | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[1]
Invesco V.I. Global Fund - Series I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[1]
Invesco V.I. Global Fund - Series I | Airbus S.E. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[1]
Invesco V.I. Global Fund - Series I | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco V.I. Global Fund - Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Global Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. Global Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[1]
Invesco V.I. Global Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
Invesco V.I. Global Fund - Series I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Global Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Global Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Fund - Series I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Global Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Global Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Global Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Invesco V.I. Global Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Global Fund - Series I | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Global Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Invesco V.I. Global Fund - Series II | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[1]
Invesco V.I. Global Fund - Series II | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[1]
Invesco V.I. Global Fund - Series II | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[1]
Invesco V.I. Global Fund - Series II | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[1]
Invesco V.I. Global Fund - Series II | Airbus S.E. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[1]
Invesco V.I. Global Fund - Series II | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
Invesco V.I. Global Fund - Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Global Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. Global Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[1]
Invesco V.I. Global Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.19%	[1]
Invesco V.I. Global Fund - Series II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Global Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Global Fund - Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Fund - Series II | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Global Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Global Fund - Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Global Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Invesco V.I. Global Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Global Fund - Series II | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Global Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Invesco V.I. Global Real Estate Fund - Series I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Global Real Estate Fund - Series I | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Global Real Estate Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Global Real Estate Fund - Series I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Global Real Estate Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Global Real Estate Fund - Series I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Real Estate Fund - Series I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Real Estate Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Invesco V.I. Global Real Estate Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Global Real Estate Fund - Series I | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Global Real Estate Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Real Estate Fund Series II | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.38%	[1]
Invesco V.I. Global Real Estate Fund Series II | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[1]
Invesco V.I. Global Real Estate Fund Series II | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[1]
Invesco V.I. Global Real Estate Fund Series II | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[1]
Invesco V.I. Global Real Estate Fund Series II | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[1]
Invesco V.I. Global Real Estate Fund Series II | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Global Real Estate Fund Series II | AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
Invesco V.I. Global Real Estate Fund Series II | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Global Real Estate Fund Series II | Mitsui Fudosan Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[1]
Invesco V.I. Global Real Estate Fund Series II | Extra Space Storage, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Global Real Estate Fund Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. Global Real Estate Fund Series II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Global Real Estate Fund Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Global Real Estate Fund Series II | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Real Estate Fund Series II | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Real Estate Fund Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
Invesco V.I. Global Real Estate Fund Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Global Real Estate Fund Series II | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Global Real Estate Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Global Strategic Income Fund - Series I | Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mexican Bonos, 8.50%, 02/28/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Bills, 4.11%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mexican Udibonos, 4.00%, 08/30/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Japan Government Bond, 3.10%, 03/20/2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Invesco V.I. Global Strategic Income Fund - Series I | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
Invesco V.I. Global Strategic Income Fund - Series I | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Invesco V.I. Global Strategic Income Fund - Series I | Open Over-The-Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco V.I. Global Strategic Income Fund - Series I | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco V.I. Global Strategic Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Invesco V.I. Global Strategic Income Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Invesco V.I. Global Strategic Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco V.I. Global Strategic Income Fund - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Invesco V.I. Global Strategic Income Fund - Series II | Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mexican Bonos, 8.50%, 02/28/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Bills, 4.11%, 05/14/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Inflation - Indexed Bonds, 2.13%, 02/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasury Inflation - Indexed Bonds, 1.50%, 02/15/2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mortgage Funding PLC, Series 2008-1, Class B2, 7.56%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Mexican Udibonos, 4.00%, 08/30/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | Japan Government Bond, 3.10%, 03/20/2065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%
Invesco V.I. Global Strategic Income Fund - Series II | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
Invesco V.I. Global Strategic Income Fund - Series II | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Invesco V.I. Global Strategic Income Fund - Series II | Open Over-The-Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Invesco V.I. Global Strategic Income Fund - Series II | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Invesco V.I. Global Strategic Income Fund - Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Invesco V.I. Global Strategic Income Fund - Series II | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Invesco V.I. Global Strategic Income Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Invesco V.I. Global Strategic Income Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco V.I. Global Strategic Income Fund - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Invesco V.I. Government Money Market Fund Series I | 1-7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[4]
Invesco V.I. Government Money Market Fund Series I | Eight To Thirty Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
Invesco V.I. Government Money Market Fund Series I | Thirty One To Sixty Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
Invesco V.I. Government Money Market Fund Series I | 61-90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
Invesco V.I. Government Money Market Fund Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
Invesco V.I. Government Money Market Fund Series I | 181+ [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[4]
Invesco V.I. Government Money Market Fund Series II | 1-7 [Member]
Holdings [Line Items]
Percent of Total Investments	64.90%	[4]
Invesco V.I. Government Money Market Fund Series II | Eight To Thirty Days [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
Invesco V.I. Government Money Market Fund Series II | Thirty One To Sixty Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[4]
Invesco V.I. Government Money Market Fund Series II | 61-90 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
Invesco V.I. Government Money Market Fund Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
Invesco V.I. Government Money Market Fund Series II | 181+ [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[4]
Invesco V.I. Government Securities Fund Series I | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[1]
Invesco V.I. Government Securities Fund Series I | Uniform Mortgage-Backed Securities, TBA, 5.00, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[1]
Invesco V.I. Government Securities Fund Series I | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[1]
Invesco V.I. Government Securities Fund Series I | BNP Paribas S.A., 4.64%, 02/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series I | UBS AG, 4.70%, 05/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series I | Mizuho Bank Ltd., 4.71%, 02/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series I | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. Government Securities Fund Series I | U.S. Treasury Notes, 1.13%, 02/28/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco V.I. Government Securities Fund Series I | BofA Securities, Inc., 4.72%, 03/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. Government Securities Fund Series I | Bank of Montreal, 4.66%, 03/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Government Securities Fund Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
Invesco V.I. Government Securities Fund Series I | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Invesco V.I. Government Securities Fund Series I | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Invesco V.I. Government Securities Fund Series I | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Invesco V.I. Government Securities Fund Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Invesco V.I. Government Securities Fund Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco V.I. Government Securities Fund Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco V.I. Government Securities Fund Series II | Government National Mortgage Association, TBA, 5.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[1]
Invesco V.I. Government Securities Fund Series II | Uniform Mortgage-Backed Securities, TBA, 5.00, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[1]
Invesco V.I. Government Securities Fund Series II | Government National Mortgage Association, TBA, 5.50%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[1]
Invesco V.I. Government Securities Fund Series II | BNP Paribas S.A., 4.64%, 02/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series II | UBS AG, 4.70%, 05/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series II | Mizuho Bank Ltd., 4.71%, 02/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco V.I. Government Securities Fund Series II | Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. Government Securities Fund Series II | U.S. Treasury Notes, 1.13%, 02/28/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[1]
Invesco V.I. Government Securities Fund Series II | BofA Securities, Inc., 4.72%, 03/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. Government Securities Fund Series II | Bank of Montreal, 4.66%, 03/19/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Government Securities Fund Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.60%
Invesco V.I. Government Securities Fund Series II | U.S. Treasurys Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
Invesco V.I. Government Securities Fund Series II | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Invesco V.I. Government Securities Fund Series II | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Invesco V.I. Government Securities Fund Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Invesco V.I. Government Securities Fund Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Invesco V.I. Government Securities Fund Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco V.I. Growth and Income Fund Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
Invesco V.I. Growth and Income Fund Series I | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[1]
Invesco V.I. Growth and Income Fund Series I | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Growth and Income Fund Series I | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Growth and Income Fund Series I | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Growth and Income Fund Series I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Growth and Income Fund Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[1]
Invesco V.I. Growth and Income Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. Growth and Income Fund Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Growth and Income Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Invesco V.I. Growth and Income Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Invesco V.I. Growth and Income Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco V.I. Growth and Income Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Growth and Income Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Growth and Income Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Growth and Income Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Growth and Income Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. Growth and Income Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Growth and Income Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Growth and Income Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Growth and Income Fund Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
Invesco V.I. Growth and Income Fund Series II | Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[1]
Invesco V.I. Growth and Income Fund Series II | Microchip Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Growth and Income Fund Series II | Walt Disney Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Growth and Income Fund Series II | Charles Schwab Corp. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[1]
Invesco V.I. Growth and Income Fund Series II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Growth and Income Fund Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[1]
Invesco V.I. Growth and Income Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[1]
Invesco V.I. Growth and Income Fund Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Growth and Income Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Invesco V.I. Growth and Income Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Invesco V.I. Growth and Income Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco V.I. Growth and Income Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Invesco V.I. Growth and Income Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Growth and Income Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Growth and Income Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Growth and Income Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. Growth and Income Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Growth and Income Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Growth and Income Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Health Care Fund - Series I | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%	[1]
Invesco V.I. Health Care Fund - Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
Invesco V.I. Health Care Fund - Series I | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[1]
Invesco V.I. Health Care Fund - Series I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[1]
Invesco V.I. Health Care Fund - Series I | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Health Care Fund - Series I | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[1]
Invesco V.I. Health Care Fund - Series I | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. Health Care Fund - Series I | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[1]
Invesco V.I. Health Care Fund - Series I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Health Care Fund - Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Health Care Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Invesco V.I. Health Care Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Health Care Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Health Care Fund - Series I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Health Care Fund - Series I | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Health Care Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Health Care Fund - Series II | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.13%	[1]
Invesco V.I. Health Care Fund - Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%	[1]
Invesco V.I. Health Care Fund - Series II | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[1]
Invesco V.I. Health Care Fund - Series II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[1]
Invesco V.I. Health Care Fund - Series II | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[1]
Invesco V.I. Health Care Fund - Series II | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[1]
Invesco V.I. Health Care Fund - Series II | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Invesco V.I. Health Care Fund - Series II | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[1]
Invesco V.I. Health Care Fund - Series II | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[1]
Invesco V.I. Health Care Fund - Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Health Care Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	87.30%
Invesco V.I. Health Care Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Health Care Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Health Care Fund - Series II | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Health Care Fund - Series II | Countries, each less Than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Health Care Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. High Yield Fund - Series I | Vistra Corp., Series C, 8.88%
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[1]
Invesco V.I. High Yield Fund - Series I | Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco V.I. High Yield Fund - Series I | TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Invesco V.I. High Yield Fund - Series I | New Gold, Inc., 6.88%, 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Invesco V.I. High Yield Fund - Series I | Aircastle Ltd., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
Invesco V.I. High Yield Fund - Series I | Vodafone Group PLC, 4.13%, 06/04/2081
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. High Yield Fund - Series I | EZCORP, Inc., 7.38%, 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
Invesco V.I. High Yield Fund - Series I | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[1]
Invesco V.I. High Yield Fund - Series I | Iliad Holding S.A.S.U., 8.50%, 04/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco V.I. High Yield Fund - Series I | EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco V.I. High Yield Fund - Series I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[5]
Invesco V.I. High Yield Fund - Series I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.52%	[5]
Invesco V.I. High Yield Fund - Series I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%	[5]
Invesco V.I. High Yield Fund - Series I | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%	[5]
Invesco V.I. High Yield Fund - Series I | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[5]
Invesco V.I. High Yield Fund - Series I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | Vistra Corp., Series C, 8.88%
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Avation Capital S.A., 9.00% PIK Rate, 8.25% Cash Rate, 8.25%, 10/31/2026
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | TransDigm, Inc., Term Loan L, 6.80%, 01/19/2032
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | New Gold, Inc., 6.88%, 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Aircastle Ltd., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Vodafone Group PLC, 4.13%, 06/04/2081
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | EZCORP, Inc., 7.38%, 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Venture Global LNG, Inc., 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Iliad Holding S.A.S.U., 8.50%, 04/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 6.75%, 11/30/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.52%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.08%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[5]
Invesco V.I. Main Street Fund® - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%	[1]
Invesco V.I. Main Street Fund® - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[1]
Invesco V.I. Main Street Fund® - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Invesco V.I. Main Street Fund® - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
Invesco V.I. Main Street Fund® - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Main Street Fund® - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco V.I. Main Street Fund® - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Main Street Fund® - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco V.I. Main Street Fund® - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Main Street Fund® - Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco V.I. Main Street Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Invesco V.I. Main Street Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Main Street Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. Main Street Fund® - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Main Street Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Main Street Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Main Street Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Main Street Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Main Street Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Main Street Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Invesco V.I. Main Street Fund® - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.08%	[1]
Invesco V.I. Main Street Fund® - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[1]
Invesco V.I. Main Street Fund® - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[1]
Invesco V.I. Main Street Fund® - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%	[1]
Invesco V.I. Main Street Fund® - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[1]
Invesco V.I. Main Street Fund® - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[1]
Invesco V.I. Main Street Fund® - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Main Street Fund® - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[1]
Invesco V.I. Main Street Fund® - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Main Street Fund® - Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
Invesco V.I. Main Street Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Invesco V.I. Main Street Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Main Street Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Invesco V.I. Main Street Fund® - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Main Street Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Main Street Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Main Street Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Main Street Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Main Street Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Main Street Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[1]
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Main Street Mid Cap Fund®Invesco V.I. Main Street Mid Cap Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | PPL Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[1]
Invesco V.I. Main Street Mid Cap Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Main Street Mid Cap Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Main Street Small Cap Fund® - Series I | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Main Street Small Cap Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Invesco V.I. Main Street Small Cap Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. Main Street Small Cap Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Main Street Small Cap Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Main Street Small Cap Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Main Street Small Cap Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Main Street Small Cap Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Main Street Small Cap Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Main Street Small Cap Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Small Cap Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Enpro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | American Healthcare REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Invesco V.I. Main Street Small Cap Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. Main Street Small Cap Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Invesco V.I. Main Street Small Cap Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Main Street Small Cap Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Invesco V.I. Main Street Small Cap Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. Main Street Small Cap Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Main Street Small Cap Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco® V.I. S&P 500 Buffer Fund - December - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. S&P 500 Buffer Fund - December - Series I | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco® V.I. S&P 500 Buffer Fund - December - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Invesco® V.I. S&P 500 Buffer Fund - December - Series II | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.10%
Invesco® V.I. S&P 500 Buffer Fund – June - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Invesco® V.I. S&P 500 Buffer Fund – June - Series I | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
Invesco® V.I. S&P 500 Buffer Fund – June - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Invesco® V.I. S&P 500 Buffer Fund – June - Series II | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.50%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Invesco® V.I. S&P 500 Buffer Fund - March - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Invesco® V.I. S&P 500 Buffer Fund - March - Series II | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Open Index Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
Invesco V.I. Small Cap Equity Fund - Series I | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Small Cap Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. Small Cap Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Small Cap Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Small Cap Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco V.I. Small Cap Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Small Cap Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Small Cap Equity Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Small Cap Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Small Cap Equity Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Small Cap Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Small Cap Equity Fund - Series II | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Encompass Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | AeroVironment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Small Cap Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco V.I. Small Cap Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Small Cap Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Small Cap Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Invesco V.I. Small Cap Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Small Cap Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Small Cap Equity Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Small Cap Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco V.I. Small Cap Equity Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Small Cap Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Technology Fund - Series I | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Technology Fund - Series I | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco V.I. Technology Fund - Series I | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. Technology Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Technology Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco V.I. Technology Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%	[1]
Invesco V.I. Technology Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[1]
Invesco V.I. Technology Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
Invesco V.I. Technology Fund - Series I | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
Invesco V.I. Technology Fund - Series I | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Technology Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Technology Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Invesco V.I. Technology Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Technology Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Technology Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Invesco V.I. Technology Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Technology Fund - Series II | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Technology Fund - Series II | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco V.I. Technology Fund - Series II | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
Invesco V.I. Technology Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco V.I. Technology Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[1]
Invesco V.I. Technology Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%	[1]
Invesco V.I. Technology Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[1]
Invesco V.I. Technology Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[1]
Invesco V.I. Technology Fund - Series II | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
Invesco V.I. Technology Fund - Series II | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[1]
Invesco V.I. Technology Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Technology Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.70%
Invesco V.I. Technology Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Invesco V.I. Technology Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Invesco V.I. Technology Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Invesco V.I. Technology Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. U.S. Government Money Portfolio - Series I | 1-7 [Member]
Holdings [Line Items]
Percent of Total Investments	68.50%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | Eight To Thirty Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | Thirty One To Sixty Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 61-90 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 181+ [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 1-7 [Member]
Holdings [Line Items]
Percent of Total Investments	68.50%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | Eight To Thirty Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | Thirty One To Sixty Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 61-90 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 181+ [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[4]

[1]	Excluding money market fund holdings, if any.
[2]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[3]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.